Other Information (Details 4) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total compensation expense	€ 6,832,210	€ 12,084,651	€ 4,550,105
2022
Statement Line Items [Line Items]
2016 Plan	0
2017 Long-term incentive plan	0
2016 Plan	0
2017 long-term incentive plan	0
Total compensation expense	0
2021
Statement Line Items [Line Items]
2016 Plan	0
2017 Long-term incentive plan	300,000
2016 Plan	0
2017 long-term incentive plan	0
Total compensation expense	300,000
2020
Statement Line Items [Line Items]
2016 Plan	0
2017 Long-term incentive plan	2,100,000
2016 Plan	0
2017 long-term incentive plan	300,000
Total compensation expense	2,400,000
2019
Statement Line Items [Line Items]
2016 Plan	0
2017 Long-term incentive plan	5,200,000
2016 Plan	500,000
2017 long-term incentive plan	1,100,000
Total compensation expense	6,800,000
2018
Statement Line Items [Line Items]
2016 Plan	0
2017 Long-term incentive plan	12,100,000
2016 Plan	0
2017 long-term incentive plan	0
Total compensation expense	12,100,000
2017
Statement Line Items [Line Items]
2016 Plan	4,000,000
2017 Long-term incentive plan	600,000
2016 Plan	0
2017 long-term incentive plan	0
Total compensation expense	€ 4,600,000